Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
8% Senior Secured Convertible Promissory Note issued March 5, 2021, net of discount	$ 433,468
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	13,458,380	5,724,312
Common Stock, Shares, Outstanding	13,458,380	5,724,312
Series A Convertible Preferred Stock [Member]
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	1,562,500	1,562,500
Preferred Stock, Shares Outstanding	1,562,500	1,562,500
Series B Convertible Preferred Stock [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	500	10,000
Preferred Stock, Shares Outstanding	500	10,000